Horizon Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
February 29, 2020

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

In determining a Fund’s net asset value (“NAV”) per share, equity securities, including common stocks, preferred stocks, and exchange traded funds, for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ official closing price (“NOCP”). If the NOCP is not available, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices on the primary exchange. When market quotations received are from an active market, the securities will be classified within Level 1 of the fair value hierarchy. If market quotations are not readily available, then securities are valued at fair value as determined by the Board of Trustees of the Trust (“the Board”) or its delegate. Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by a pricing system selected by the Adviser and approved by the Board. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Adviser deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are amortized to maturity, provided such valuations represent fair value. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported NAVs. Purchased and written options are valued primarily at the mean of the bid and the ask.

Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided, as described above, are valued as determined in good faith in accordance with procedures approved by the Board.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 29, 2020, for the Funds’ investments measured at value:

Horizon Active Asset Allocation Fund
Assets *	Level 1	Level 2	Level 3	Total
Investment Companies	$469,393,500	$-	$-	$469,393,500
Common Stocks	40,687,948	-	-	40,687,948
Purchased Call Options	-	343,500	-	343,500
Purchased Put Options	-	2,184,000	-	2,184,000
Short-Term Investments	731,462	-	-	731,462
Investments Purchased With Proceeds From Securities Lending	108,096,606	-	-	108,096,606
Total	$618,909,516	$2,527,500	$-	$621,437,016

Liabilities *	Level 1	Level 2	Level 3	Total
Written Call Options	-	-	-	-
Written Put Options	-	6,685,750	-	6,685,750
Total	$-	$6,685,750	$-	$6,685,750

Horizon Active Risk Assist® Fund
Assets *	Level 1	Level 2	Level 3	Total
Investment Companies	$699,767,473	$-	$-	$699,767,473
Common Stocks	65,219,276	-	-	65,219,276
Purchased Call Options	-	473,050	-	473,050
Purchased Put Options	-	712,500	-	712,500
Short-Term Investments	13,639,019	-	-	13,639,019
Investments Purchased With Proceeds From Securities Lending	78,859,219	-	-	78,859,219
Total	$857,484,987	$1,185,550	$-	$858,670,537

Liabilities *	Level 1	Level 2	Level 3	Total
Written Put Options	$-	$450,000	$-	$450,000
Total	$-	$450,000	$-	$450,000

Horizon Active Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Investment Companies	$294,948,618	$-	$-	$294,948,618
Short-Term Investments	5,136,648	-	-	5,136,648
Investments Purchased With Proceeds From Securities Lending	29,795,542	-	-	29,795,542
Total	$329,880,808	$-	$-	$329,880,808

Liabilities *	Level 1	Level 2	Level 3	Total
Written Put Options	$-	$979,649	$-	$979,649
Total	$-	$979,649	$-	$979,649

Horizon Active Dividend Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$165,293,207	$-	$-	$165,293,207
Convertible Preferred Stocks	886,771	-	-	886,771
Preferred Stocks	202,439	-	-	202,439
Purchased Call Options	-	341,227	-	341,227
Short-Term Investments	4,073,087	-	-	4,073,087
Investments Purchased With Proceeds From Securities Lending	6,458,557	-	-	6,458,557
Total	$176,914,061	$341,227	$-	$177,255,288

Liabilities *	Level 1	Level 2	Level 3	Total
Written Call Options	$-	$104,800	$-	$104,800
Total	$-	$104,800	$-	$104,800

Horizon Defined Risk Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$183,159,357	$-	$-	$183,159,357
Purchased Call Options	-	5,500	-	5,500
Purchased Put Options	-	5,493,750	-	5,493,750
Short-Term Investments	1,744,244	-	-	1,744,244
Investments Purchased With Proceeds From Securities Lending	96,182	-	-	96,182
Total	$184,999,783	$5,499,250	$-	$190,499,033

Horizon Multi-Asset Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Investment Companies	$41,475,324	$-	$-	$41,475,324
Common Stocks	24,748,674	-	-	24,748,674
Convertible Preferred Stocks	90,350	-	-	90,350
Preferred Stocks	10,251,977	-	-	10,251,977
Short-Term Investments	1,145,775	-	-	1,145,775
Investments Purchased With Proceeds From Securities Lending	2,322,750	-	-	2,322,750
Total	$80,034,850	$-	$-	$80,034,850

Liabilities *	Level 1	Level 2	Level 3	Total
Written Call Options	$-	$143,344	$-	$143,344
Total	$-	$143,344	$-	$143,344

Horizon ESG Defensive Core Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$474,794	$-	$-	$474,794
Rights	375	-	-	375
Short-Term Investments	12,238	-	-	12,238
Total	$487,407	$-	$-	$487,407

Horizon Defensive Multi-Factor Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$84,096,189	$-	$-	$84,096,189
Purchased Call Options	-	30,100	-	30,100
Short-Term Investments	1,494,696	-	-	1,494,696
Total	$85,590,885	$30,100	$-	$85,620,985

* Refer to the Portfolios of Investments for security classifications.

INVESTMENTS IN AFFILIATES

An affiliated person of the Horizon Active Asset Allocation Fund, as defined by the 1940 Act, may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies for the three months ended February 29, 2020 are as follows:

Security Name	Value at November 30, 2019	Value of Purchases	Value of Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Dividend Income	Value at February 29, 2020	Shares Balance February 29, 2020
Janus Henderson Small/Mid Cap Growth Alpha ETF*	$4,163,542	$1,364,984	$-	$(363,370)	$-	$6,066	$5,165,156	116,411

An affiliated person of the Horizon Active Risk Assist® Fund, as defined by the 1940 Act, may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies for the three months ended February 29, 2020 are as follows:

Security Name	Value at November 30, 2019	Value of Purchases	Value of Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Dividend Income	Value at February 29, 2020	Shares Balance February 29, 2020
X-Trackers Russell 1000 US QARP ETF*	$23,194,429	$262,066	$(4,793,031)	$(2,177,652)	$219,164	$152,707	$16,704,977	617,331
X-Trackers S&P 500 ETF*	9,329,600	-	(1,952,109)	(635,715)	13,968	45,890	6,755,743	265,163
X-Trackers Russell 1000 Comprehensive Factor ETF*	43,984,409	489,101	(8,991,811)	(4,699,261)	281,153	212,020	31,063,591	958,457
	$76,508,438	$751,167	$(15,736,951)	$(7,512,628)	$514,285	$410,617	$54,524,311	$1,840,951

An affiliated person of the Horizon Active Income Fund, as defined by the 1940 Act, may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies for the three months ended February 29, 2020 are as follows:

Security Name	Value at November 30, 2019	Value of Purchases	Value of Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Dividend Income	Value at February 29, 2020	Shares Balance February 29, 2020
X-Trackers Short Duration High Yield Bond ETF*	4,365,499	-	-	(42,868)	-	63,836	4,322,631	90,001

* Affiliate as of February 29, 2020.